May 20, 2022
Reinhart International PMV Fund
Reinhart International PMV Fund
Investment Objective
The Reinhart International PMV Fund (the “Fund” or the “International Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Advisor Class
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class
Management Fees	0.95%
Shareholder Servicing Plan Fee	0.15%
Other Expenses	4.86%
Total Annual Fund Operating Expenses	5.96%
Less: Fee Waiver and Expense Reimbursement (1)	(5.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense (Reimbursement) (1)	0.95%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	Advisor Class
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class
Management Fees	0.95%
Shareholder Servicing Plan Fee	0.15%
Other Expenses	4.86%
Total Annual Fund Operating Expenses	5.96%
Less: Fee Waiver and Expense Reimbursement (1)	(5.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense (Reimbursement) (1)	0.95%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$97	$1,325

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover is not yet available.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of foreign companies across the market capitalization spectrum (i.e., inclusive of small, medium and large capitalization companies), including sponsored and unsponsored American Depositary Receipts or American Depositary Shares (ADRs and ADSs are dollar-denominated securities of foreign issuers traded in the U.S). The Fund invests mainly in a limited number of small, mid and large capitalization stocks of companies listed or traded on a national securities exchange or on a national securities association, including foreign securities traded on a national securities exchange or on a national securities association. The Fund will typically hold between 25 and 50 securities. The Fund considers a company to be a small, mid or large-cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Morningstar Global ex-US TME Index as of the date it was last reconstituted. The market capitalizations within the index vary, but as of September 30, 2021, they ranged from approximately $70.5 million to $512.8 billion. However, the Fund will typically invest in companies with market capitalizations between $3 billion and $100 billion market capitalization at the time of initial purchase.
In determining whether an investment is appropriate for inclusion it the Fund’s portfolio, the Adviser screens companies using quality and valuation measures such as long-term operating and gross margin, return on invested capital and free cash flow. International companies that make it through the Adviser’s initial quality and valuation measures are then subjected to intensive fundamental analysis to determine whether a company has a competitive advantage in the marketplace and a sustainable business model. In analyzing a company’s fundamentals, the Adviser utilizes, among other sources of information, publicly available filings, third-party research materials, and industry research calls. In addition, the Adviser may interact with company management though participation on earnings calls and investor relations conferences.
In selecting investments for the Fund, the Adviser engages in fundamental analysis to identify high quality durable businesses, with sustainable competitive advantages, pricing power, and a consistent, sustainable record of strong returns on capital over a full business cycle. In addition, the Adviser emphasizes quality and attempts to find sustainable competitive advantages, one stock at a time, with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance. The Adviser then applies its proprietary Private Market Value (“PMV”) methodology to determine a company’s intrinsic value. The Adviser selects investments for the Fund’s portfolio that generally can be purchased at a discount of 30% or more to the PMV. The Adviser typically sells investments when they reach, or are close to reaching, the PMV, or due to a change in the fundamentals of the security.
Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:
General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.
Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.
Small-Cap and Mid-Cap Companies Risk. Securities of small-cap and mid-cap companies may be more volatile and less liquid than the securities of large-cap companies.
Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Value-Style Investing Risk. The Fund’s value investments are subject to the risk that the Adviser’s estimated intrinsic value of a company may not be recognized by the broad market or that their prices may decline. In addition, the Adviser’s estimated value of an investment may not be correct.
Foreign Securities Risk.  Investments in securities of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social, and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.
ADR Risk.  ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities.  ADRs may be purchased through "sponsored" or "unsponsored" facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.  As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.
Newer Fund Risk.  The Fund has a limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board may determine to liquidate the Fund.
Epidemic Risk. Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available by calling the Fund toll-free at (855) 774-3863.